Scope of Consolidation and Non-Consolidated Entities - Impact of Deconsolidation on Group's Financial Statements (Detail) - USD ($)		3 Months Ended			6 Months Ended
	May 31, 2023	Jun. 30, 2023	Jun. 30, 2022	[1]	Jun. 30, 2023	Jun. 30, 2022	[2]	Dec. 31, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Liabilities related to asset held for sale		$ 0			$ 0			$ 14,864,000
Non-controlling interests		0			0			$ 7,973,000
Profit from deconsolidation		$ (5,647,000)	$ (442,000)		$ (10,377,000)	$ (6,883,000)
Calyxt Inc [Member] | Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Assets held for sale	$ (19,714)
Liabilities related to asset held for sale	21,980
Non-controlling interests	4,440
Net assets, liabilities and equity derecognized	6,706
Consideration received in cash	0
Fair value of the retained investment	15,097
Consideration received	15,097
Profit from deconsolidation	$ 21,803

[1]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)
[2]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)